FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	$ 322,151	$ 33,076
Gross Unrealized Gains	39	68
Gross Unrealized Losses	1,814	249
Aggregate fair value	320,376	32,895
U.S. government treasuries
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	10,898	5,794
Gross Unrealized Gains	1	12
Gross Unrealized Losses	25	13
Aggregate fair value	10,874	5,793
Corporate debentures
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	311,253	27,282
Gross Unrealized Gains	38	56
Gross Unrealized Losses	1,789	236
Aggregate fair value	$ 309,502	$ 27,102